DEFINED CONTRIBUTION PENSION	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
DEFINED CONTRIBUTION PENSION
DEFINED CONTRIBUTION PENSION

15.DEFINED CONTRIBUTION PENSION

Until the deconsolidation of SmartKem Limited, the Company operated a defined contribution pension scheme for its UK employees. The assets of the scheme were held separately from those of the Company in an independently administered fund. The pension cost charge represents contributions payable by the Company to the fund. Pension cost is included in the unaudited interim condensed consolidated statements of operations as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2026	2025	2026	2025
Research and development	$14	$37	$34	$58
General and administration	20	18	42	38
Total	$34	$55	$76	$96

12.DEFINED CONTRIBUTION PENSION:

The Company operates a defined contribution pension scheme. The assets of the scheme are held separately from those of the Company in an independently administered fund. The pension cost charge represents contributions payable by the Company to the fund. Pension cost is included in the consolidated statements of operations as follows:

	Year Ended December 31,
(in thousands)	2025	2024
Research and development	$156	$64
General and administration	65	55
Total	$221	$119

As of December 31, 2025, there was $6 thousand owed to the pension scheme that is recorded under accounts payable and accrued expenses on the consolidated balances sheets. As of December 31, 2024, there was $16 thousand owed to the pension scheme.